Shareholder Fees - FidelitySustainableLowDurationBondETF-PRO	Dec. 30, 2024 USD ($)
FidelitySustainableLowDurationBondETF-PRO | Fidelity Sustainable Low Duration Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none